Post employment benefits - Plan assets and liabilities by type of post employment benefit and country (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	£ 1,165	£ 447	£ 365
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	8,399	9,892	10,422
Plan liabilities
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(7,234)	(9,445)	£ (10,057)
Pensions | Plan assets | United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	6,041	7,341
Pensions | Plan assets | Ireland
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	1,645	1,826
Pensions | Plan assets | United States
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	453	470
Pensions | Plan assets | Other
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	191	186
Pensions | Plan liabilities | United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(4,897)	(6,580)
Pensions | Plan liabilities | Ireland
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(1,409)	(1,926)
Pensions | Plan liabilities | United States
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(408)	(373)
Pensions | Plan liabilities | Other
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(212)	(225)
Post employment medical | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	2	2
Post employment medical | Plan liabilities
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(225)	(262)
Other post employment | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	67	67
Other post employment | Plan liabilities
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	£ (83)	£ (79)